As filed with the Securities and Exchange Commission on August 17, 2007.

                                      Securities Act Registration No. 333-120972
                                       Investment Act Registration No. 811-07661
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No. _
                          Post Effective Amendment No. 3                    [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                         Pre-Effective Amendment No.____
                       Post Effective Amendment No. 26                      [X]


                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                            ------------------------

                                 Robert G. Lange
             Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                 (402) 325-4249

                            ------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
             [ ] 60 days after filing pursuant to paragraph a of Rule 485
             [X] on November 5, 2007 pursuant to paragraph a of Rule 485
             [ ] on __________ pursuant to paragraph b of Rule 485
             [ ] immediately upon filing pursuant to paragraph b of Rule 485

            If appropriate, check the following box:

             [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                     Ameritas No-Load Variable Annuity 6150

PROSPECTUS: November 5, 2007

                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
Ameritas NO-LOAD Variable Annuity (sm)
POLICY FORM 6150

Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios, listed in this prospectus' Separate Account Variable Investment Options section, from these series funds:

CALVERT PORTFOLIOS                   PIMCO (Administrative Class)              VANGUARD
o  CVS Social Balanced               o  CommodityRealReturn Strategy           o  VIF Balanced
o  CVS Social Equity                 RYDEX                                     o  VIF Diversified Value
o  CVS Social International Equity   o  Government Long Bond 1.2x Strategy     o  VIF Equity Income
o  CVS Social Mid Cap Growth         o  Inverse Government Long Bond Strategy  o  VIF Equity Index
o  CVS Social Small Cap Growth       o  Inverse OTC Strategy                   o  VIF Growth
FIDELITY (Initial Class)             o  Inverse S&P 500 Strategy               o  VIF High Yield Bond
o  VIP Contrafund(R)                 o  Nova                                   o  VIF International
o  VIP Equity Income                 o  OTC                                    o  VIF Mid-Cap Index
o  VIP Growth                        o  Precious Metals                        o  VIF Money Market
o  VIP High Income                   o  Russell 2000 1.5x Strategy             o  VIF REIT Index
o  VIP Investment Grade Bond         o  Sector Rotation                        o  VIF Small Company Growth
o  VIP Mid Cap                       THIRD AVENUE                              o  VIF Total Bond Market Index
o  VIP Overseas                      o  Third Avenue Value                     o  VIF Total Stock Market Index

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

         A Statement of Additional Information, dated May 1, 2007, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 333-120972), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com

Contacting Us. To answer your questions or to send additional premium, write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                          e-mail: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                          Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     CHARGES.....................................................5
     FINANCIAL INFORMATION.......................................7
     CHARGES EXPLAINED...........................................7
         Mortality and Expense Risk Charge
         Administrative Charges
           Annual Policy Fee
         Transfer Fee
         Tax Charges
         Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge
         Fees Charged by the Portfolios
         Waiver of Certain Charges
INVESTMENT OPTIONS...............................................9
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs:
           Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep Model Asset Allocation Program
     IMPORTANT POLICY PROVISIONS................................15
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
     POLICY DISTRIBUTIONS.......................................19
         Withdrawals
         Death Benefits
         Annuity Income Benefits
         GLWB Rider
     FEDERAL INCOME TAX MATTERS.................................28
     MISCELLANEOUS..............................................30
         About Our Company
         Distribution of the Policies
         Voting Rights
         Legal Proceedings
     APPENDIX A:  Accumulation Unit Values......................A:1
     APPENDIX B:  Tax-Qualified Plan Disclosures................B:1
     IMSA....................................................Last Page
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Ameritas NO-LOAD Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS - TRANSFERS section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

         POLICY OPERATION & FEATURES
Premiums.
o    Minimum initial premium: $2,000.
o Minimum additional premium: $250, or $50 per month if through a regularly billed program.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.

Investment Options.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o    There are no withdrawal charges.
o    Each withdrawal must be at least $250.

o An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") is also available.


Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o    A death benefit is paid upon the death of the Owner. `

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

         BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

         The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
 TRANSACTION FEES
------------------------------------------------------------------------------------- ---------------- ---------------
 SALES LOAD                                                                                None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 WITHDRAWAL CHARGE                                                                         None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
PREMIUM TAXES                      Levied by some states and municipalities. Rates       0% - 3.5%       0% - 3.5%
                (upon premium)     and timing of the tax vary and may change.
---------------------------------- -------------------------------------------------- ---------------- ---------------
TRANSFER FEE (per transfer)        '  first 15 transfers per Policy Year                   None             None
                                   '  over 15 transfers in one Policy Year,                 $10             None
                                       we may charge ...
---------------------------------- -------------------------------------------------- ---------------- ---------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender.             $40             $25
Waived if Policy value exceeds an amount, which we declare annually, on a Policy
Anniversary)
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------------- ---------------- ---------------
MORTALITY & EXPENSE RISK CHARGE                                                             0.80%           0.55%
------------------------------------------------------------------------------------- ---------------- ---------------

----------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER/ENDORSEMENT FEATURE FEES (Deducted monthly from Policy value to equal the annual % shown)
------------------------------------------------------------------------------------- ---------------- ---------------
GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB")  (Deducted from the Policy               Guaranteed
value monthly during the Accumulation and Withdrawal Phases.  There are no                Maximum          Current
fees during the Inactive Phase.)                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
         Single Life                                                                       0.95%            0.60%
------------------------------------------------------------------------------------- ---------------- ---------------
         Joint Spousal - for non-qualified plans only                                      1.10%            0.75%
------------------------------------------------------------------------------------- ---------------- ---------------



PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2006)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the contract. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
Before and After any Contractual Waivers or Reimbursements                          0.14% (1)          5.12% (2)
---------------------------------------------------------------------------- -------------------- --------------------
(1) Vanguard VIF Equity Index Portfolio.
(2) Rydex Inverse Government Long Bond Portfolio.

---------------------------------------------------------------------------------------------------------------------
                                                                Acquired
                                  Management                    Fund Fees    Total                    Total Expenses
Subaccount's underlying          and Advisory   12b-1   Other      and     Portfolio  Waivers and   after waivers and
Portfolio Name                      Fees        Fees*   Fees    Expenses     Fees      Reductions   reductions if any
---------------------------------------------------------------------------------------------------------------------
CALVERT PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------
CVS Social Balanced                 0.70%        -      0.21%      -        0.91%         -           0.91% (1)
--------------------------------------------------------------------------------------------------------------------
CVS Social Equity                   0.70%        -      0.45%      -        1.15%       0.07%         1.08% (1) (2)
--------------------------------------------------------------------------------------------------------------------
CVS Social International Equity     1.10%        -      0.76%      -        1.86%         -           1.86% (1)
--------------------------------------------------------------------------------------------------------------------
CVS Social Mid Cap Growth           0.90%        -      0.27%      -        1.17%         -           1.17% (1)
--------------------------------------------------------------------------------------------------------------------
CVS Social Small Cap Growth         1.00%        -      0.44%      -        1.44%         -           1.44% (1)
--------------------------------------------------------------------------------------------------------------------
FIDELITY (R)
--------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R): Initial Class    0.57%        -      0.09%      -        0.66%         -           0.66% (3)
--------------------------------------------------------------------------------------------------------------------
VIP Equity Income: Initial Class    0.47%        -      0.10%      -        0.57%         -           0.57% (3)
--------------------------------------------------------------------------------------------------------------------
                                      -5-

---------------------------------------------------------------------------------------------------------------------
                                                                Acquired
                                  Management                    Fund Fees    Total                    Total Expenses
Subaccount's underlying          and Advisory   12b-1   Other      and     Portfolio  Waivers and   after waivers and
Portfolio Name                      Fees        Fees*   Fees    Expenses     Fees      Reductions   reductions if any
---------------------------------------------------------------------------------------------------------------------
VIP Growth: Initial Class           0.57%        -      0.11%      -        0.68%         -           0.68% (3)
--------------------------------------------------------------------------------------------------------------------
VIP High Income: Initial Class      0.57%        -      0.14%      -        0.71%         -           0.71%
--------------------------------------------------------------------------------------------------------------------
VIP Investment Grade Bond:
  Initial Class                     0.32%        -      0.12%      -        0.44%         -           0.44%
-----------------------------------------------------------------------------------------------------------------
VIP Mid Cap: Initial Class          0.57%        -      0.11%      -        0.68%         -           0.68% (3)
-----------------------------------------------------------------------------------------------------------------
VIP Overseas: Initial Class         0.72%        -      0.16%      -        0.88%         -           0.88% (3)
-----------------------------------------------------------------------------------------------------------------

PIMCO (Administrative Class)
-----------------------------------------------------------------------------------------------------------------
CommodityRealReturnTM Strategy      0.49%      0.25%    0.25%(4)   0.03%    1.02%     0.03%(5)       0.99% (6)
-----------------------------------------------------------------------------------------------------------------
RYDEX
-----------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy  0.50%        -      0.70%      -        1.20%         -          1.20%
-----------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy
                                    0.90%        -      4.22%      -        5.12%         -          5.12%
-----------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy                0.90%        -      0.74%      -        1.64%         -          1.64%
-----------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy            0.90%        -      0.80%      -        1.70%         -          1.70%
-----------------------------------------------------------------------------------------------------------------
Nova                                0.75%        -      0.73%      -        1.48%         -          1.48%
-----------------------------------------------------------------------------------------------------------------
OTC                                 0.75%        -      0.74%      -        1.49%         -          1.49%
-----------------------------------------------------------------------------------------------------------------
Precious Metals                     0.75%        -      0.74%      -        1.49%         -          1.49%
-----------------------------------------------------------------------------------------------------------------
Russell 2000 1.5x Strategy          0.90%        -      0.74%      -        1.64%         -          1.64%
-----------------------------------------------------------------------------------------------------------------
Sector Rotation                     0.90%        -      0.74%      -        1.64%         -          1.64%
-----------------------------------------------------------------------------------------------------------------
THIRD AVENUE
-----------------------------------------------------------------------------------------------------------------
Third Avenue Value                  0.90%        -      0.27%      -        1.17%         -           1.17%
-----------------------------------------------------------------------------------------------------------------
VANGUARD
-----------------------------------------------------------------------------------------------------------------
VIF Balanced                        0.22%        -      0.03%      -        0.25%         -           0.25%
-----------------------------------------------------------------------------------------------------------------
VIF Diversified Value               0.37%        -      0.03%      -        0.40%         -           0.40%
-----------------------------------------------------------------------------------------------------------------
VIF Equity Income                   0.25%        -      0.03%      -        0.28%         -           0.28%
-----------------------------------------------------------------------------------------------------------------
VIF Equity Index                    0.11%        -      0.03%      -        0.14%         -           0.14%
-----------------------------------------------------------------------------------------------------------------
VIF Growth                          0.34%        -      0.04%      -        0.38%         -           0.38%
-----------------------------------------------------------------------------------------------------------------
VIF High Yield Bond                 0.20%        -      0.04%      -        0.24%         -           0.24%
-----------------------------------------------------------------------------------------------------------------
VIF International                   0.39%        -      0.05%      -        0.44%         -           0.44%
-----------------------------------------------------------------------------------------------------------------
VIF Mid-Cap Index                   0.20%        -      0.04%      -        0.24%         -           0.24%
-----------------------------------------------------------------------------------------------------------------
VIF Money Market                    0.12%        -      0.04%      -        0.15%         -           0.15%
-----------------------------------------------------------------------------------------------------------------
VIF REIT Index                      0.27%        -      0.04%      -        0.31%         -           0.31%
-----------------------------------------------------------------------------------------------------------------
VIF Small Company Growth            0.35%        -      0.03%      -        0.38%         -           0.38%
-----------------------------------------------------------------------------------------------------------------
VIF Total Bond Market Index         0.12%        -      0.04%      -        0.16%         -           0.16%
-----------------------------------------------------------------------------------------------------------------
VIF Total Stock Market Index        0.12%        -      0.04%      -        0.16%         -           0.16%
-----------------------------------------------------------------------------------------------------------------

(1) "Total Expenses" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                 CVS Social Balanced                        0.90%
                 CVS Social Equity                          1.07%
                 CVS Social International Equity            1.79%
                 CVS Social Mid Cap Growth                  1.15%
                 CVS Social Small Cap Growth                1.37%
(2) The portfolio Advisor (Calvert Asset Management Company, Inc.) has contractually agreed to limit annual portfolio operating expenses through April 30, 2008, as reflected above except for CVS Social Equity which has a cap of 1.08%. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Each portfolio has an expense offset arrangement with the custodian bank whereby the custodian's fees may be paid indirectly by credits on the portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned.
(3) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been as follows:
                 VIP Contrafund: Initial Class              0.65%
                 VIP Equity-Income: Initial Class           0.56%
                 VIP Growth:  Initial Class                 0.67%
                 VIP Mid Cap: Initial Class                 0.66%
                 VIP Overseas: Initial Class                0.81%
(4) "Other Fees" reflect an administrative fee of 0.25%.

(5) The fund's wholly owned subsidiary fund has entered into a separate contract with PIMCO for the management of the subsidiary's portfolio pursuant to which the subsidiary pays PIMCO a management fee and an administration fee at the annual rates of 0.49% and 0.20%, respectively.

(6) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

* Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. We provide shareholder support and marketing services for some Subaccount portfolio investment advisers in return for annual compensation of between 0.05% and 0.25% of Subaccount assets. This compensation is reflected in the Portfolio expenses shown above.
         EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                -------------------------------------------------------------------------------
                                    The Policy's expenses are the same whether
                                       the Policy is surrendered, annuitized,
                                        or continues at the end of the time
                                                    period shown.
 --------------------------------------------------------------------------------------------------------------
 EXAMPLE                                1 Yr                3 Yr                5 Yr               10 Yr
 --------------------------------------------------------------------------------------------------------------
 Maximum Policy Expenses -              $628               $1,861             $3,063              $5,939
 GLWB Rider Inactive Phase (1)
 --------------------------------------------------------------------------------------------------------------
 Maximum with GLWB Rider -              $719               $2,112             $3,444              $6,530
         single life (1)
 --------------------------------------------------------------------------------------------------------------
 Maximum with GLWB Rider -              $734               $2,150             $3,503              $6,618
        joint spousal (1)
 --------------------------------------------------------------------------------------------------------------
 Minimum Policy Expenses (2)             $95                $295               $507               $1,099
 --------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee (although our current base Policy fee is $25 and is waived if Policy value is at least
$50,000 on a Policy Anniversary), the guaranteed maximum fee for the Guaranteed
Lifetime Withdrawal Benefit (0.95% for single life; 1.10% for joint spousal), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.12%).

(2) Minimum Policy Expenses. This example assumes current charges of 0.55% for Separate Account annual expenses, a $25 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies
(0.14 %).


FINANCIAL INFORMATION

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

         ADMINISTRATIVE CHARGES

         Annual Policy Fee
         We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

o        GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") CHARGE

         The monthly charge for the GLWB rider is listed on your Policy specifications page. It is stated as a percentage that is multiplied by the Policy value. The charge will be deducted from the Policy value on each Monthly Anniversary beginning with the Rider Activation Date. If you activate this rider, the charges for the Policy and for the rider will be deducted on a pro-rata basis from all subaccounts in the asset allocation model you select.

         The rider charge is subject to change upon Rider Activation Date, rider anniversary, or upon reset as described in the Reset Feature section below. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the CHARGES section of this prospectus. The rider charge will not be deducted while the rider is inactive, after the Policy value reduces to zero or if the rider is terminated.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

         The Policy allows you to choose from a wide array of investment options
- each chosen for its potential to meet specific investment objectives.

         You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.


         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

------------------------------------------------ -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
------------------------------------------------ -----------------------------------------------------------------------
                                                   Offered through Calvert Variable Series, Inc. Calvert Social
        CALVERT PORTFOLIOS - Subadvisor                                    Portfolios *
                                                         Advised by Calvert Asset Management Company, Inc.
------------------------------------------------ --------------------------------------------------------------------
CVS Social Balanced - Equity Portion: New        Income and Growth.
Amsterdam Partners LLC ("New Amsterdam") and
SSgA Funds Management, Inc.; Fixed Income
Portion: no Subadvisor
------------------------------------------------ --------------------------------------------------------------------
CVS Social Equity - Atlanta Capital Management   Growth.
Company, L.L.C.
------------------------------------------------ --------------------------------------------------------------------
CVS Social International Equity - Acadian        Growth.
Asset Management, Inc.
------------------------------------------------ --------------------------------------------------------------------
CVS Social Mid Cap Growth - New Amsterdam        Growth.
------------------------------------------------ --------------------------------------------------------------------
CVS Social Small Cap Growth - Bridgeway          Growth.
Capital Management, Inc. (until May 1, 2007
the subadvisor was Renaissance Investment
Management.)
------------------------------------------------ --------------------------------------------------------------------
                   FIDELITY                                 Offered through Variable Insurance Products
                                                        Advised by Fidelity Management and Research Company
------------------------------------------------ --------------------------------------------------------------------
VIP Contrafund(R): Initial Class                   Seeks long-term capital appreciation.
------------------------------------------------ --------------------------------------------------------------------
VIP Equity Income: Initial Class                 Income.
------------------------------------------------ --------------------------------------------------------------------
VIP Growth: Initial Class                        Growth.
------------------------------------------------ --------------------------------------------------------------------
VIP High Income: Initial Class                   Income and Growth.
------------------------------------------------ --------------------------------------------------------------------
VIP Investment Grade Bond: Initial Class         Bond.
------------------------------------------------ --------------------------------------------------------------------
VIP Mid Cap: Initial Class                       Long-term growth.
------------------------------------------------ --------------------------------------------------------------------
VIP Overseas: Initial Class                      Seeks long-term growth.
------------------------------------------------ --------------------------------------------------------------------
                     PIMCO                                Offered through PIMCO Variable Insurance Trust
                                                       Advised by Pacific Investment Management Company LLC
------------------------------------------------ --------------------------------------------------------------------
CommodityRealReturn Strategy                     Seeks maximum real return consistent with prudent
                                                 investment management.
------------------------------------------------ -----------------------------------------------------------------------

                      RYDEX                                     Offered through Rydex Variable Trust
                                                                 Advised by Rydex Global Advisors
------------------------------------------------ --------------------------------------------------------------------
Government Long Bond 1.2x Strategy               120% of the daily price movement of the Long Treasury Bond.
------------------------------------------------ --------------------------------------------------------------------
Inverse Government Long Bond Strategy            Investment results that inversely correlate to the performance of the Long Treasury Bond.
------------------------------------------------ --------------------------------------------------------------------
Inverse OTC Strategy                             Results that inversely correlate to performance of the Nasdaq
                                                 100 Index.
------------------------------------------------ --------------------------------------------------------------------
Inverse S&P 500 Strategy                         Investment results that inversely correlate to the performance of the S&P 500 Index.
------------------------------------------------ --------------------------------------------------------------------
Nova                                             150% of the daily performance of the S&P 500 Index.
------------------------------------------------ --------------------------------------------------------------------
OTC                                              Match the performance of the NASDAQ 100 Index.
------------------------------------------------ --------------------------------------------------------------------
Precious Metals                                  Capital appreciation.  Invests in U.S. and foreign companies involved in the precious metals sector.
------------------------------------------------ --------------------------------------------------------------------
Russell 2000 1.5x Strategy                       150% of the performance of the Russell 2000 Index.
------------------------------------------------ --------------------------------------------------------------------
Sector Rotation                                  Long-term capital appreciation.  Moves investments among
                                                 different sectors or industries.
------------------------------------------------ --------------------------------------------------------------------

                THIRD AVENUE                           Offered through Third Avenue Variable Series Trust
                                                              Advised by Third Avenue Management LLC
------------------------------------------------ --------------------------------------------------------------------
Third Avenue Value                               Value fund - long term capital appreciation.
------------------------------------------------ --------------------------------------------------------------------
              VANGUARD - Advisor                         Offered through Vanguard Variable Insurance Fund
------------------------------------------------ --------------------------------------------------------------------
VIF Balanced                                     Growth and Income.
(Wellington Management Company, LLP)
------------------------------------------------ --------------------------------------------------------------------
VIF Diversified Value                            Growth and Income.
(Barrow, Hanley, Mewhinney & Strauss, Inc.)
------------------------------------------------ --------------------------------------------------------------------
VIF Equity Income
(Vanguard's Quantitative Equity Group and        Growth and Income.
Wellington Management Company, LLP)
------------------------------------------------ --------------------------------------------------------------------
VIF Equity Index                                 Growth and Income.  Match performance of a broad-based market
(Vanguard's Quantitative Equity Group)           index of stocks of large U.S. companies.
------------------------------------------------ --------------------------------------------------------------------
VIF Growth
(Alliance Capital Management L.P. and William    Growth.
Blair & Company, L.L.C.)
------------------------------------------------ --------------------------------------------------------------------
VIF High Yield Bond                              Income.  High-yield, higher-risk corporate "junk" bonds.
(Wellington Management Company, LLP)
------------------------------------------------ --------------------------------------------------------------------

                                      -10-

             Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
------------------------------------------------ -----------------------------------------------------------------------
VIF International
(Schroder Investment Management North America    Growth.
Inc. and Baillie Gifford Overseas Ltd)
------------------------------------------------ --------------------------------------------------------------------
VIF Mid-Cap Index                                Growth and Income.  Match performance of a broad-based market
(Vanguard's Quantitative Equity Group)           index of stocks of medium U.S. companies.
------------------------------------------------ --------------------------------------------------------------------
VIF Money Market                                 Money Market.
(Vanguard's Fixed Income Group)
------------------------------------------------ --------------------------------------------------------------------
VIF REIT Index                                   Income and Growth.
(Vanguard's Quantitative Equity Group)
------------------------------------------------ --------------------------------------------------------------------
VIF Small Company Growth
(Granahan Investment Management, Inc. and        Growth.
Grantham, Mayo, Van Otterloo & Co. LLC)
------------------------------------------------ --------------------------------------------------------------------
VIF Total Bond Market Index                      Match performance of a broad-based market index of publicly
(Vanguard's Fixed Income Group)                  traded, investment-grade bonds.
------------------------------------------------ --------------------------------------------------------------------
VIF Total Stock Market Index                     Growth and Income.  Match performance of Dow Jones Wilshire 5000
(Vanguard's Quantitative Equity Group)           Index.
------------------------------------------------ --------------------------------------------------------------------

* This fund and its investment adviser are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio and/or change any future allocations to that eliminated portfolio. If you do not reallocate these amounts, and/or change any future allocations, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount. If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be
(i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or
(iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the initial transfer during that year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o A transfer into the Fixed Account (except made pursuant to a systematic transfer program) or our asset allocation program may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases of transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

        There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

          We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.

          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.

          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date following the date the Policy's "right to examine" period ends.

          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         MODEL ASSET ALLOCATION PROGRAM

         We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

         To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the asset allocation program:
          o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your policy.
          o    You must complete the Morningstar Asset Allocator Questionnaire.

          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
          o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
          o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Policy.
          o AIC is compensated by us as principal underwriter for the Policies. We and AIC may also receive fees for administrative services from portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. However, we believe this risk is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

         The GLWB rider that is available with the Policy requires you to participate in certain asset allocation models. If you activate this rider, it will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the requirements of the rider you have selected.

         There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

IMPORTANT POLICY PROVISIONS

         Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant is age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with the Policy's "right to examine" provision within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o    Your signature must be on the application.

          o Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.

          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
          o    The only premium required. All others are optional.
          o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         Additional Premiums
          o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

o        Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.
          o The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount.

o        "Right to Examine" Period Allocations
         Return of Value States. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan Policies, we will hold your initial premium in the Vanguard VIF Money Market Subaccount for 13 days. Then, we will invest your initial premium in the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
          (g)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the State where the Policy is delivered.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not continue the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 qualified plan.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
       -   Income Tax
       -   Penalty Tax

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         ALIC and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         DEATH BENEFITS

o        Death Benefit Upon Owner's Death
         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

A death benefit is payable upon:
       -   Your Policy being in force;
       -   Receipt of Due Proof of Death of the first Owner to die;
       -   Election of an annuity income option; and
       -   Proof that the Owner died before any annuity payments begin.
"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

         If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

         If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

o        Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
          - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
          -    adjusted guaranteed death benefit premiums.

         We define adjusted guaranteed death benefit premiums as total premiums paid into the policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the policy, the adjusted guaranteed death benefit premiums is equal to the total premiums paid into the policy. To calculate the adjustment amount for the first withdrawal made under the policy, we determine the percentage by which the withdrawal reduces the policy value. For example, a $10,000 withdrawal from a policy with a $100,000 value is a 10% reduction in policy value. This percentage is calculated by dividing the amount of the withdrawal by the policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

         To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the policy value is reduced by taking the amount of the withdrawal in relation to the policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o        IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix B.

o        Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                    If death occurs before the Annuity Date:

                                       If death occurs before the Annuity Date:
If the deceased is... and...               and...                      then the...
--------------------- -------------------- --------------------------- ---------------------------------------------
--------------------- -------------------- --------------------------- ---------------------------------------------
any Policy Owner      - - -                - - -                       Policy beneficiary receives the death
                                                                       benefit.
--------------------- -------------------- --------------------------- ---------------------------------------------
any Policy Owner      There is no          the beneficiary is the      surviving spouse may elect to become the
                      surviving joint      Policy Owner's surviving    Policy Owner and continue the Policy, or
                      Policy Owner who     spouse, unless the spouse   may have the Policy end and receive the
                      is the deceased      is the surviving joint      death benefit.
                      Owner's spouse       Policy Owner

--------------------- -------------------- --------------------------- ---------------------------------------------
the Annuitant         a Policy Owner is    there is no named           the Policy continues with the Policy Owner
                      living               contingent or joint         as the Policy Annuitant unless the Owner
                                           Annuitant                   names a new Annuitant.
--------------------- -------------------- --------------------------- ---------------------------------------------
the Annuitant         the Policy Owner     - - -                       the Annuitant's death is treated as a
                      is a non-person                                  Policy Owner's death.
--------------------- -------------------- --------------------------- ---------------------------------------------
An Annuitant          a Policy Owner is    the contingent or joint     contingent Annuitant becomes the Annuitant,
                      living               Annuitant is living         and the Policy continues.
--------------------------------------------------------------------------------------------------------------------

                                     If death occurs on or after the Annuity Date:
If the deceased is... and...           then the...
--------------------- ---------------- -----------------------------------------------------------------------------
--------------------- ---------------- -----------------------------------------------------------------------------
any Policy Owner      There is a       surviving Policy Owner remains as Owner for purposes of distributing any
                      living joint     remaining Policy proceeds pursuant to the annuity income option then in
                      Owner, and       effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      the Annuitant    surviving Owner receives the proceeds.  If the payee is other than the
                      is living        deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------
any Policy Owner      There is no      Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving        any remaining Policy proceeds pursuant to the annuity income option then in
                      joint Owner,     effect.  If the annuity benefit payee was the Owner, then the Policy
                      and              beneficiary receives the proceeds.  If the payee is other than the Owner,
                      the Annuitant    proceeds continue to be paid to the payee until the payee's death, then are
                      is living        paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------
any Policy Annuitant  any Policy       Policy Owner (or other named payee) receives distribution of any remaining
                      Owner is living  Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ---------------- -----------------------------------------------------------------------------
the Annuitant         the Annuitant    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      is also the      any remaining Policy proceeds pursuant to the annuity income option then in
                      Policy Owner     effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------

ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
       - require investments to be allocated to our general account, so are not variable.
       -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.


          GLWB RIDER

         A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Policy at the time of issue if the Policy issue date is on or after November 5, 2007 and if the rider is approved in your state. The rider may be issued in its Inactive Phase for any issue age 0 - 85. You may activate the rider subject to the terms and conditions stated below. It may be issued in an active status when the Policy owner is age nearest birthday 50 - 85. Active status riders will be either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

         The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until your death or the death of the last Covered Person. GLWB provisions prevail over any Policy provisions that may conflict with the rider. All Policy provisions that do not conflict with the rider, including charges and fees, remain in effect.

o        GLWB Definitions

Benefit phases are defined as:
     o Inactive Phase. The period of time when this rider is inactive. The owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50.
     o Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s).
     o    The owner(s) of the Policy or;
     o The annuitant(s) if the owner of the Policy is a non-natural person, such as a trust or;
     o The spouses at the time the joint spousal option is selected. Once the rider is activated, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary.  The same date in a succeeding month as the Policy Date.

Premium Accumulation Value. The sum of premiums paid, accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase beginning with the later of the Rider Activation Date or the most recent reset date. The rate of interest is:
     o    5% for the Rider Year in which no withdrawal is taken
     o    0% for the Rider Year in which a withdrawal is taken

     The initial Premium Accumulation Value is determined as follows:
     o If the Rider Activation Date is the same as the Policy date, it is equal to the initial premium.
     o If the Rider Activation Date is after the Policy date, it is equal to the Policy value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50.

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Policy Anniversary. Subsequent Rider Years will coincide with Policy Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Policy value of the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Youngest Age.  The attained age of the youngest Covered Person.

Inactive Phase

     The following apply during the Inactive Phase:
     o    No charges for the rider will be deducted from the Policy value.
     o No restrictions are imposed on withdrawals other than those provided by the base Policy.
     o No restrictions are imposed on asset allocations other than those provided by the base Policy.
     o No determinations are made of Premium Accumulation Value, Maximum Anniversary Policy Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.

         The end of the Inactive Phase coincides with the Rider Activation Date.

o        Activation of Rider

         Rider Activation Date

         The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service forms and your written consent granting AIC discretionary authority as described in the Model Asset Allocation program and below, but no earlier than the Youngest Age 50.

         Rider Charges
         The monthly charge for the rider is listed on your Policy specifications page. The Guaranteed Maximum Charge is shown in the CHARGES section of this prospectus and other information about the rider charges is discussed in the CHARGES EXPLAINED section.

         Asset Allocation
         Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy value will be invested in one of certain allowable allocation models while the rider is active, and you agree to a rebalancing schedule. You are permitted to transfer your total Policy value from one allowable allocation model to another allowable allocation model. AIC will serve as your investment adviser fiduciary solely for purposes of development of the asset allocation models and periodic updates to the models or deletion of models available under the GLWB.

         The conditions of the Model Asset Allocation Program will apply. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable asset model best for you. AIC will not make this decision for you.

         Premium payments made to the Policy value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the subaccounts contained in the asset allocation model you have selected. All withdrawals will be deducted proportionally from the subaccounts in the asset allocation model.

         We have the right to discontinue access to an allocation model. If an allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy value from the default model to any of the remaining asset allocation models.

         We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable asset allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

         Continuation of Rider by Surviving Spouse for Single Life Option
         This section applies only to Policies issued as tax non-qualified, or to Policies issued as traditional, SEP, SIMPLE, or Roth IRAs. Continuation of the rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Section 401.

         If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the policy in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.

     a. If the surviving spouse has not reached attained age 50, the rider will become inactive and will enter the Inactive Phase
     b. If the surviving spouse has reached attained age 50, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated on the Policy specifications page.

         If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

o        Accumulation Phase

         Reset Feature
         On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

         At the time of a reset:
          1.   A new 10-year period begins for:
               a.   Premium Accumulation Value; and,
               b. Comparison of anniversary Policy values to determine the Maximum Anniversary Policy Value.
          2. The charge for the rider will equal the charge in effect for new issues of the same rider.
          3. If the charge increases, we will notify you within 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated on the Policy specifications page.
          4. You can decline the charge increase by sending us written notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

         On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

         Withdrawals
         You are permitted one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Issue Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase as described below.

         A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:


                  a - (a * (b / c))

                  where:
                  a = Premium Accumulation Value or Maximum Anniversary Policy
                      Value prior to the withdrawal;
                  b = withdrawal amount;
                  c = Policy value prior to the withdrawal
Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

o        Withdrawal Phase

         You may choose to begin withdrawal payments no sooner than 30 days after the Policy Issue Date and no later than 60 days after the date we receive the properly completed service form in our office.

         Benefit Base
         The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

         The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:
     o    Policy value
     o    Premium Accumulation Value
     o    Maximum Anniversary Policy Value

         The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

         Lifetime Withdrawal Benefit Amount
         We guarantee that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

         The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
          o    4.0% - ages 50 through 54
          o    4.5% - ages 55 through 59
          o    5.0% - ages 60 through 64
          o    5.5% - ages 65 through 69
          o    6.0% - ages 70 through 74
          o    6.5% - ages 75 through 79
          o    7.0% - age 80 and older
At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base

         You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

         Impact of Withdrawals on Benefit Base
         Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

         At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

                  _____x____
                       -
                  (y - (z - x))
                  where:
                  x = Excess Withdrawal amount with respect to LWBA;
                  y = Policy value immediately prior to the withdrawal; z = total amount of the current withdrawal.

A reduction in the Benefit Base will reduce the LWBA.

         No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

         Step-Up of Benefit Base
         On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

         Additional Premiums
         Additional premium payments made during the Withdrawal Phase will:
          1. increase the Policy value according to the provisions of the Policy; and,
          2.   increase the Benefit Base; and,
          3.   increase the LWBA.

         Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

o        Guaranteed Phase

         If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:
          a.   the monthly rider charge will no longer be deducted; and,
          b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the owner, but no less frequently than annually; and,
          c.   no additional premiums will be accepted; and,
          d.   no additional step-ups will occur; and,
          e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
          f. the Policy and any other riders will cease to provide any death benefits.

o        Death Benefit

         Upon the death of the last Covered Person, the beneficiary will select to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

         If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

o        Termination of Rider

         Except as otherwise provided under the Continuation of Rider by Surviving Spouse for Single Life Option, the rider will terminate without value on the earliest occurrence of any of the following dates:
          1.   the date of death of the last surviving Covered Person;
          2.   the date there is a change of owner;
          3. the date annuity payments commence under an annuity income option as described in the Policy;
          4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
          5.   the date any investment restriction is violated;
          6. the date a loan is taken from the Policy, as applicable, during the Accumulation Phase or the Withdrawal Phase;
          7. the date the owner(s) provide us with written notice to terminate either the rider or the Policy.
If annuity payments are to commence under number 3 above at the maximum maturity date, the owner may select one of the following options:
          a. apply the Policy value under an annuity income option described in the Policy, or
          b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

FEDERAL INCOME TAX MATTERS

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o        Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o        Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;
          o    upon the death of the owner;
          o    if the  taxpayer  is defined as totally  disabled;
          o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

o        Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o        Taxation of Death Proceeds
         A death benefit paid under the Policy is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

o        Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o        Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the entity as owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o        Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans. The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax advisor prior to purchasing a Policy issued under a qualified plan.

         The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
          o    Individual Retirement Annuities (IRAs), Code Section 408(b);
          o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
          o    Savings  Incentive  Match Plans for Employees  (SIMPLE IRA), Code
               Section 408(p); and
          o    Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy

o        Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. ("Ameritas") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. We are an indirectly wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a direct majority-owned subsidiary of Ameritas, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of FINRA. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A: Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated and the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio at the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and Last Page to learn how to get a copy of the Statement of Additional Information.)

-------------------------------------------------- ------------ ------------- ----------------- ---------------------
                                                                                                     Number (#) of
                                                                                 Value ($) at     Accumulation Units
                                                                   Value ($)      End of Year       At End of Year
     Subaccount (date Subaccount was                 Year        at Inception    (December 31)       (December 31)
           added to the Policy)
-------------------------------------------------- ------------ ------------- ----------------- --------------------
CALVERT PORTFOLIOS
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CVS Social Balanced (04/13/2005)                 2005                 1.85              1.943                   0
                                                    2006                                   2.103             261,214
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CVS Social Equity (04/13/2005)                   2005                16.46             17.673               5,529
                                                    2006                                  19.344              33,799
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CVS Social International Equity (04/13/2005)     2005                16.31             18.092               3,089
                                                    2006                                  22.946              48,529
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CVS Social Mid Cap Growth (04/13/2005)           2005                25.16             26.446               1,261
                                                    2006                                  28.110              13,152
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CVS Social Small Cap Growth (04/13/2005)         2005                14.88             15.246               1,772
                                                    2006                                  15.282               9,964
---------------------------------------------------------------------------------------------------------------------
FIDELITY (Initial Class)
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Contrafund(R) (04/13/2005)                   2005                26.30             30.968              22,757
                                                    2006                                  34.408             456,566
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Equity Income (04/13/2005)                   2005                23.48             25.460               1,082
                                                    2006                                  30.434             114,257
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Growth (04/13/2005)                          2005                30.19             33.678                 377
                                                    2006                                  35.788              86,264
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP High Income (04/13/2005)                     2005                 6.36              6.640               4,863
                                                    2006                                   7.346             134,373
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Investment Grade Bond (04/13/2005)           2005                12.48             12.732              21,777
                                                    2006                                  13.213             270,546
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Mid Cap (04/13/2005)                         2005                29.49             35.022               8,368
                                                    2006                                  39.255             169,764
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIP Overseas  (04/13/2005)                       2005                16.93             20.609               2,193
                                                    2006                                  24.203             175,855
---------------------------------------------------------------------------------------------------------------------
PIMCO (Administrative Class)
------------------------------------------------- --------- ------------------ ------------------ -------------------
   CommodityRealReturn Strategy (11/18/2005)        2005                11.11             12.377               2,221
                                                    2006                                  11.928             562,938
---------------------------------------------------------------------------------------------------------------------
RYDEX
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Government Long Bond 1.2x Strategy (04/13/2005)  2005                12.14             12.380                   0
                                                    2006                                  11.920              64,922
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Inverse OTC Strategy (04/13/2005)                2005                23.63             21.510                   0
                                                    2006                                  21.106               2,864
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Inverse S&P 500 Strategy (04/13/2005)            2005                 5.38              5.149               7,535
                                                    2006                                   4.737              52,676
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Inverse Government Long Bond Strategy
            (04/13/2005)                            2005                21.42             20.800                   0
                                                    2006                                  22.374              10,490
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Nova (04/13/2005)                                2005                 7.87              8.573              16,884
                                                    2006                                  10.169              33,069
------------------------------------------------- --------- ------------------ ------------------ -------------------
   OTC (04/13/2005)                                 2005                12.95             14.525              10,957
                                                    2006                                  15.280              46,633
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Precious Metals (04/13/2005)                     2005                 7.59             10.341               4,240
                                                    2006                                  12.488             174,045
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Russell 2000 1.5x Strategy (04/13/2005)          2005                30.06             34.892               2,332
                                                    2006                                  41.937              24,926
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Sector Rotation (04/13/2005)                     2005                10.93             12.674               8,744
                                                    2006                                  14.040              91,439
------------------------------------------------- --------- ------------------ ------------------ -------------------

NLVA 6150                                                 - A:1 -                          Accumulation Unit Values

-------------------------------------------------- ------------ ------------- ----------------- ---------------------
                                                                                                     Number (#) of
                                                                                 Value ($) at     Accumulation Units
                                                                   Value ($)      End of Year       At End of Year
     Subaccount (date Subaccount was                 Year        at Inception    (December 31)       (December 31)
           added to the Policy)
-------------------------------------------------- ------------ ------------- ----------------- --------------------
THIRD AVENUE
------------------------------------------------- --------- ------------------ ------------------ -------------------
   Third Avenue Value (04/13/2005)                  2005                24.09             28.284              25,225
                                                    2006                                  32.569             238,393
---------------------------------------------------------------------------------------------------------------------
VANGUARD
------------------------------------------------- --------- ------------------ ------------------ -------------------
    VIF Balanced (04/13/2005)                       2005                17.71             19.005               9,440
                                                    2006                                  21.729             462,269
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Diversified Value (04/13/2005)               2005                13.52             14.325              42,870
                                                    2006                                  16.936             616,560
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Equity Income (04/13/2005)                   2005                17.57             18.551              30,206
                                                    2006                                  22.268             262,316
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Equity Index (04/13/2005)                    2005                25.88             27.796              27,501
                                                    2006                                  31.986             544,366
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Growth (04/13/2005)                          2005                10.77             12.922             106,150
                                                    2006                                  13.097             573,510
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF High Yield Bond (04/13/2005)                 2005                 8.25              8.574              31,733
                                                    2006                                   9.233             476,709
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF International (04/13/2005)                   2005                15.00             17.322              69,115
                                                    2006                                  21.835           1,191,838
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Mid-Cap Index (04/13/2005)                   2005                15.85             18.309              31,908
                                                    2006                                  20.714             744,139
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Money Market (04/13/2005)                    2005                 1.00              1.016           2,537,296
                                                    2006                                   1.061          25,759,336
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF REIT Index (04/13/2005)                      2005                17.11             20.217              39,582
                                                    2006                                  27.130             598,007
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Small Company Growth (04/13/2005)            2005                17.05             19.567              26,046
                                                    2006                                  21.447             466,949
------------------------------------------------- --------- ------------------ ------------------ -------------------
   VIF Total Bond Market Index (04/13/2005)         2005                10.96             11.180             237,631
                                                    2006                                  11.598           1,179,392
------------------------------------------------- --------- ------------------ ------------------ -------------------
    VIF Total Stock Market Index (04/13/2005)       2005                26.94             29.485               5,337
                                                    2006                                  33.876             265,291
---------------------------------------------------------------------------------------------------------------------


                                     -A:2-

APPENDIX B: Tax-Qualified Plan Disclosures

------------------------------------------- ------------------------------------
DISCLOSURE SUMMARY                          For annuity policies issued as a:
                                            |        Regular IRA

AMERITAS LIFE INSURANCE CORP.               |        SEP IRA
                                            |        SIMPLE IRA
                                            |        Roth IRA
------------------------------------------- ------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 81889
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.



PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions


Ameritas Life Insurance Corp.    - B:1-          Tax Qualified Plan Disclosures
to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

       Married Filing Jointly    Single/Head of Household
----------------------------     ------------------------
Year          AGI                     AGI
2004     $65,000 - $ 75,000      $45,000 - $55,000
2005     $70,000 - $ 80,000      $50,000 - $60,000
2006     $75,000 - $ 85,000      $50,000 - $60,000
2007+    $80,000 - $ 100,000     $50,000 - $60,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life

You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distribution is made to a beneficiary on or after the owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) the distribution is to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). There is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult


                                     -B:2-
with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Regular IRA, distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy. Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457plan, or SIMPLE plan into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

SIMPLE IRA
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.

                                     -B:3-

ROTH IRA

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000. Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion.
                                     -B:4-

You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a traditional IRA to a Roth IRA

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

                                     -B:5-

       IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU

for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.


                             IF YOU HAVE QUESTIONS,

               for marketing assistance or other product questions
                          prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                           e-mail: direct@ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.


         STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information, dated May 1, 2007, and other information about us and the Policy is on file with the SEC and is incorporated into this prospectus by reference.

       For a free copy, access it on the SEC's Web Site (www.sec.gov, select "Search for Company Filings", then "Companies", then type in file number 333-120972), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

------------------------------------------ -----------
                                           Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services
Purchase of Securities Being Offered

------------------------------------------ -----------

Underwriters                                   2
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

Other Information                              3

------------------------------------------ -----------

Morningstar(R) Asset Allocator Asset           4
Allocation Program

------------------------------------------ -----------

Service Marks and Copyright                    5
Licensing Agreement
Financial Statements
------------------------------------------ -----------

NLVA 6150                Last Page     SEC Registration # 811- 07661, 333-120972

Part B.  Statement of Additional Information

This Amendment No. 3 to Ameritas No-Load Variable Annuity 6150 (Securities Act Registration No. 333-120972) ("NLVA 6150") incorporates by reference the Statement of Additional Information filed as part of Amendment No. 2 to the Registration Statement for NLVA 6150 submitted to the Securities and Exchange Commission pursuant to Rule 485(b) via EDGAR on April 20, 2007. That Statement of Additional Information dated May 1, 2007, which is incorporated in its entirety, without modification, includes the financial statements of the subaccounts of the registrant, Ameritas Life Insurance Corp. Separate Account LLVA, and of the depositor, Ameritas Life Insurance Corp., for the fiscal period ended December 31, 2006.

PART C

                               OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

     a)   Financial Statements:

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are incorporated by reference in Part B. They include:

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
         Report of Deloitte & Touche LLP, independent registered public accounting firm.
         Statements of Net Assets as of December 31, 2006.
         Statements of Operations for the period ended December 31, 2006. Statements of Changes in Net Assets for the periods ended December 31, 2006 and 2005.
         Notes to Financial Statements for the periods ended December 31, 2006 and 2005.

     Ameritas Life Insurance Corp.:
         Report of Deloitte & Touche LLP, independent auditors.
         Statutory Statements of Admitted Assets, Liabilities, and Surplus as of December 31, 2006 and 2005.
         Statutory Statements of Operations for the years ended December 31, 2006 and 2005.
         Statutory Statements of Changes in Surplus for the years ended
         December 31, 2006 and 2005.
         Statutory Statements of Cash Flows for the years ended December 31, 2006 and 2005.
         Notes to the Statutory Financial Statements for the years ended December 31, 2006 and 2005.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

     b)    Exhibits

     Exhibit
     Number       Description of Exhibit
     (1)          Resolution of Board of Directors of Ameritas Life Insurance Corp.
                  Establishing Ameritas Life Insurance Corp. Separate Account LLVA.  (1)
     (2)          Custody Agreements.  Not applicable.
     (3) (a)      Principal Underwriting Agreement.  (2)
     (3) (b)      Form of Selling Agreement.  (2)
     (4)          Form of Variable Annuity Contract and Rider. (3)
     (5)          Form of Application for Variable Annuity Contract.
     (6) (a)      Certificate of Incorporation of Ameritas Life Insurance Corp. (1)
     (6) (b)      Bylaws of Ameritas Life Insurance Corp.  (4)
     (7)          Reinsurance Agreements. Not Applicable.
     (8) (a)      Form  of  Participation   Agreement  -  Vanguard Variable Insurance Fund.  (1)
     (8) (b)      Form of Participation Agreement - Rydex Variable Trust. (5)
     (8) (c)      Form  of  Participation   Agreement  -  Calvert Variable Series, Inc.  (6)
     (8) (d)      Form of Participation Agreement - Variable Insurance Products (Fidelity). (6)
     (8) (e)      Form of Participation Agreement - Third Avenue Variable Series Trust. (6)
     (8) (f)      Form of Participation Agreement - PIMCO Variable Insurance Trust. (7)
     (9)          Opinion and Consent of Counsel.
     (10)         Consents of Independent Auditors and Independent Registered Public Accounting Firm.
     (11)         No financial statements will be omitted from Item 23.
     (12)         Initial   Capital   Agreements.    Not applicable.
     (13)         Powers of Attorney.

Footnotes:
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996.
2. Incorporated by reference to the Pre-Effective Amendment No. 1 to the registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996.
3. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on December 3, 2004.
4. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999.
5. Incorporated by reference to Post-Effective Amendment No. 6 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 33-86500), filed on April 20, 1999.
6. Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-76359), filed February 29, 2000.
7. Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed February 28, 2006.

Item 25.   Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           Lawrence J. Arth                 Director, Chairman
           JoAnn M. Martin                  Director, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Robert C. Barth                  Senior Vice President, Controller, & Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Paul J. Huebner                  Senior Vice President & Chief Information Officer
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Mitchell F. Politzer             Senior Vice President, Ameritas Advisor
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President
           Kenneth L. VanCleave             Senior Vice President, Group Division


* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              LifeRe Corporation (TX)..................................stock insurance holding company
                  LifeRe Insurance Company (TX)........................life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc. (DE).....pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

   Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract Owners

As of June 30, 2007, there were 541 qualified contracts and 3,270 non-qualified contracts in the Separate Account.

Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate Account, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal               Positions and Offices
     Business Address                 and Underwriter

     JoAnn M. Martin*                 Director & Chair
     Salene Hitchcock-Gear*           Director, President & Chief Executive Officer
     Gary R. McPhail**                Director, Senior Vice President
     William W. Lester*               Director, Vice President & Treasurer
     Gary T. Huffman*                 Director
     Billie B. Beavers***             Senior Vice President
     Cheryl L. Heilman                Vice President, Chief Operating Officer
     Bruce D. Lefler                  Senior Vice President, Public Finance
     Robert G. Lange*                 Vice President, Secretary, & General Counsel
     Gregory C. Sernett*              Vice President, Chief Compliance Officer, and Assistant Secretary
     Michael M. Van Horne***          Senior Vice President


     * Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
     ** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
     *** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.


c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

------------------------------- ---------------------------- ------------------ ----------------- -----------------
              (1)                            (2)                       (3)            (4)
            Name of              Net Underwriting Discounts    Compensation on      Brokerage
     Principal Underwriter             and Commissions            Redemption       Commissions       Compensation
------------------------------- ---------------------------- ------------------ ----------------- -----------------
  Ameritas Investment Corp.             $1,192,963                   $0               $0               $19,602
           ("AIC")
------------------------------- ---------------------------- ------------------ ----------------- -----------------

    (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
    (3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
    (4) = Sales compensation received by AIC for retail sales.
    (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, has caused this Post-Effective Amendment No. 3 to Registration Statement No. 333-120972 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 16th day of August, 2007.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                                  By: Lawrence J. Arth *
                                                     ---------------------------
                                                      Chairman of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on August 16, 2007.

     SIGNATURE                              TITLE
     Lawrence J. Arth *                 Director, Chairman
     JoAnn M. Martin *                  Director, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller, & Chief Accounting Officer
     William W. Lester *                Senior Vice President, Investments & Treasurer

     /S/Robert G. Lange
     Robert G. Lange                    Vice President, General Counsel & Assistant Secretary

     * Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.

                                  Exhibit Index

         Exhibit

             4        Form of Variable Annuity Rider

             5        Form of Application for Variable Annuity Contract

             9        Opinion and Consent of Counsel

             10 Consents of Independent Auditors and Independent Registered Public Accounting Firm

             13       Powers of Attorney